Note 18 - Inventories - Schedule of Inventory (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Finished goods	R$ 1,528.4	R$ 1,445.5
Work in progress	309.6	328.5
Raw material	1,816.3	1,962.7
Consumables	77.3	50.0
Spare parts and other	476.9	447.2
Prepayments	210.9	234.5
Impairment losses	(100.4)	(121.3)
	R$ 4,319.0	R$ 4,347.1